State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
September 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.5%
ASSET BACKED COMMERCIAL PAPER — 9.0%
Antalis SA 4.39%, 11/10/2025 (a)	$5,000,000	$4,976,275
Brigantine Funding Co. LLC 4.38%, 11/24/2025 (a)	1,250,000	1,242,059
Helvetica Funding Co. LLC 4.47%, 10/6/2025 (a)	10,000,000	9,993,119
Ionic Funding LLC 4.30%, 1/7/2026	7,500,000	7,415,159
Paradelle Funding LLC SOFR + 0.33%, 4.46%, 2/6/2026 (b)	7,500,000	7,503,523
Verto Capital I Compartment A 4.37%, 11/19/2025 (a)	7,500,000	7,456,250
Verto Capital I Compartment C 4.36%, 10/30/2025 (a)	7,500,000	7,473,562
		46,059,947
CERTIFICATES OF DEPOSIT — 36.4%
Bank of Montreal SOFR + 0.24%, 4.37%, 3/6/2026 (b)	7,500,000	7,501,049
Bank of Montreal 4.49%, 1/9/2026	7,500,000	7,505,168
Barclays Bank PLC SOFR + 0.24%, 4.40%, 11/14/2025 (b)	5,000,000	5,000,735
Barclays Bank PLC SOFR + 0.40%, 4.56%, 12/9/2025 (b)	5,000,000	5,002,659
Canadian Imperial Bank of Commerce 4.47%, 10/10/2025	10,000,000	10,000,694
Canadian Imperial Bank of Commerce SOFR + 0.37%, 4.50%, 2/2/2026 (b)	5,000,000	5,004,258
Citibank NA SOFR + 0.29%, 4.42%, 2/24/2026 (b)	5,000,000	5,001,576
Cooperatieve Rabobank UA 4.56%, 12/3/2025	5,000,000	5,002,057
Credit Agricole Corporate & Investment Bank SA 4.27%, 2/2/2026	10,000,000	10,008,968
Credit Agricole Corporate & Investment Bank SA 4.42%, 11/10/2025	7,500,000	7,502,464
Credit Agricole Corporate & Investment Bank SA 4.45%, 11/20/2025	4,750,000	4,752,312
Credit Industriel et Commercial 4.17%, 5/15/2026	7,500,000	7,505,487
Credit Industriel et Commercial 4.41%, 2/17/2026	4,500,000	4,504,914
KBC Bank 4.31%, 11/25/2025	1,500,000	1,500,449
Lloyds Bank Corporate Markets PLC 4.54%, 11/5/2025	4,000,000	4,000,969
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Mizuho Bank Ltd. 4.30%, 2/10/2026	$10,000,000	$10,005,240
Mizuho Bank Ltd. 4.45%, 10/23/2025	7,500,000	7,500,952
MUFG Bank Ltd. SOFR + 0.35%, 4.51%, 10/21/2025 (b)	5,000,000	5,000,737
Natixis SA SOFR + 0.27%, 4.40%, 11/5/2025 (b)	7,500,000	7,501,507
Nordea Bank Abp SOFR + 0.27%, 4.40%, 4/10/2026 (b)	10,000,000	10,003,977
Nordea Bank Abp SOFR + 0.28%, 4.41%, 10/20/2025 (b)	10,000,000	10,001,144
Oversea-Chinese Banking Corp. Ltd. 4.43%, 10/10/2025	7,500,000	7,500,586
Royal Bank of Canada 4.50%, 10/7/2025	5,000,000	5,000,200
Sumitomo Mitsui Banking Corp. SOFR + 0.23%, 4.36%, 2/10/2026 (b)	7,500,000	7,502,041
Sumitomo Mitsui Banking Corp. SOFR + 0.35%, 4.48%, 10/14/2025 (b)	7,500,000	7,500,706
Svenska Handelsbanken AB SOFR + 0.22%, 4.38%, 3/5/2026 (b)	7,500,000	7,502,065
Svenska Handelsbanken AB SOFR + 0.31%, 4.47%, 5/15/2026 (b)	2,250,000	2,251,093
Toronto-Dominion Bank 4.50%, 10/7/2025	5,000,000	5,000,201
Toronto-Dominion Bank 4.50%, 11/10/2025	2,500,000	2,500,632
Toronto-Dominion Bank 4.50%, 11/17/2025	2,500,000	2,500,748
		187,065,588
FINANCIAL COMPANY COMMERCIAL PAPER — 31.2%
Bank of Montreal 4.21%, 1/21/2026	10,000,000	9,872,728
Bank of New York Mellon Corp. SOFR + 0.26%, 4.42%, 4/7/2026 (b)	7,500,000	7,501,441
Commonwealth Bank of Australia SOFR + 0.20%, 4.33%, 1/12/2026 (a),(b)	7,500,000	7,501,264
Commonwealth Bank of Australia SOFR + 0.25%, 4.38%, 11/5/2025 (a),(b)	5,000,000	5,000,760
Commonwealth Bank of Australia SOFR + 0.31%, 4.44%, 5/11/2026 (a),(b)	2,250,000	2,250,978
DNB Bank ASA 4.11%, 7/7/2026 (a)	10,000,000	9,700,916
DNB Bank ASA 4.39%, 11/10/2025 (a)	7,500,000	7,465,488
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
HSBC Bank PLC SOFR + 0.37%, 4.53%, 1/5/2026 (a),(b)	$3,500,000	$3,501,625
HSBC Bank PLC SOFR + 0.39%, 4.55%, 10/15/2025 (a),(b)	5,000,000	5,000,611
ING U.S. Funding LLC SOFR + 0.30%, 4.46%, 2/2/2026 (b)	7,500,000	7,503,661
Lloyds Bank PLC SOFR + 0.27%, 4.43%, 4/13/2026 (a),(b)	10,000,000	10,002,517
Macquarie Bank Ltd. 4.29%, 2/9/2026 (a)	10,000,000	9,853,993
National Bank of Canada 4.06%, 5/27/2026 (a)	5,000,000	4,871,494
Natixis SA 4.31%, 2/13/2026	7,500,000	7,386,706
Oversea-Chinese Banking Corp. Ltd. SOFR + 0.19%, 4.32%, 11/19/2025 (a),(b)	10,000,000	10,001,267
Skandinaviska Enskilda Banken AB SOFR + 0.20%, 4.36%, 11/5/2025 (a),(b)	10,000,000	10,000,781
Skandinaviska Enskilda Banken AB SOFR + 0.35%, 4.51%, 5/8/2026 (a),(b)	1,750,000	1,751,250
Sumitomo Mitsui Banking Corp. SOFR + 0.30%, 4.43%, 10/14/2025 (a),(b)	7,500,000	7,500,560
Svenska Handelsbanken AB SOFR + 0.26%, 4.42%, 2/18/2026 (a),(b)	4,000,000	4,001,728
Toronto-Dominion Bank 4.23%, 1/5/2026 (a)	7,500,000	7,417,948
United Overseas Bank Ltd. SOFR + 0.20%, 4.36%, 2/5/2026 (a),(b)	10,000,000	10,000,844
Westpac Banking Corp. SOFR + 0.24%, 4.37%, 3/5/2026 (a),(b)	10,000,000	10,002,604
Westpac Banking Corp. SOFR + 0.28%, 4.41%, 11/3/2025 (a),(b)	2,000,000	2,000,346
		160,091,510
OTHER NOTES — 3.4%
Abu Dhabi Islamic Bank PJSC 4.08%, 10/1/2025	7,767,000	7,767,000
Mizuho Bank Ltd. 4.10%, 10/1/2025	5,000,000	5,000,000
Svenska Handelsbanken AB 4.07%, 10/1/2025	5,000,000	5,000,000
		17,767,000
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 5.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by U.S. Government Obligations, 3.000% – 7.000% due 05/01/2029 – 10/01/2054, valued at $5,100,000); expected proceeds $5,000,585 4.21%, 10/1/2025	5,000,000	5,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by U.S. Government Obligations, 3.370% – 6.000% due 06/01/2039 – 08/01/2055, valued at $21,420,001); expected proceeds $21,002,456 4.21%, 10/1/2025	$21,000,000	$21,000,000
		26,000,000
TREASURY REPURCHASE AGREEMENTS — 2.9%
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by a U.S. Treasury Inflation Index Note, 1.375% due 07/15/2033 and U.S. Treasury Notes, 3.750% – 4.500% due 08/31/2026 – 12/31/2031, valued at $10,200,001); expected proceeds $10,001,169 4.21%, 10/1/2025	10,000,000	10,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by a U.S. Treasury Bond, 2.875% due 05/15/2052 and a U.S. Treasury Note, 2.875% due 04/30/2029, valued at $5,100,658); expected proceeds $5,000,583 4.20%, 10/1/2025	5,000,000	5,000,000
		15,000,000
OTHER REPURCHASE AGREEMENTS — 10.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 08/22/2025 (collateralized by various Common Stocks and various Corporate Bonds, 0.000% – 7.500% due 09/30/2029 – 06/15/2030, valued at $5,400,061); expected proceeds $5,057,381 4.54%, 11/21/2025 (c)	5,000,000	5,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/19/2025 (collateralized by various Corporate Bonds, 1.234% – 5.336% due 03/02/2026 – 02/15/2064, valued at $2,100,495); expected proceeds $2,021,650 4.33%, 12/18/2025 (c)	2,000,000	2,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by various Common Stocks, various Corporate Bonds, 4.250% – 4.700% due 04/02/2026 – 09/15/2028, valued at $10,796,856); expected proceeds $10,001,178 4.24%, 10/1/2025	10,000,000	10,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by various Corporate Bonds, 2.400% – 9.250% due 10/01/2028 – 01/01/2099, valued at $4,275,798); expected proceeds $4,000,468 4.21%, 10/1/2025	4,000,000	4,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/12/2025 (collateralized by various Common Stocks, various Corporate Bonds, 0.000% due 10/15/2025 – 06/15/2030, valued at $4,340,830); expected proceeds $4,059,368 4.49%, 1/9/2026 (c)	4,000,000	4,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/26/2025 (collateralized by various Common Stocks, valued at $7,560,006); expected proceeds $7,035,443 4.34%, 11/7/2025 (c)	7,000,000	7,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/04/2025 (collateralized by a Corporate Bond, 2.375% due 12/01/2025, valued at $5,751,298); expected proceeds $5,073,333 4.40%, 1/2/2026 (c)	5,000,000	5,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/19/2025 (collateralized by various Corporate Bonds, 2.396% – 4.119% due 02/15/2048 – 10/01/2050, valued at $4,200,020); expected proceeds $4,057,913 4.38%, 1/16/2026 (c)	$4,000,000	$4,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/24/2025 (collateralized by various Corporate Bonds, 3.375% – 9.500% due 11/13/2025 – 01/01/2099, valued at $11,500,179); expected proceeds $10,008,070 4.15%, 10/1/2025	10,000,000	10,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by various Common Stocks, valued at $3,240,001); expected proceeds $3,014,931 4.37%, 11/10/2025 (c)	3,000,000	3,000,000
		54,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $505,837,544)		505,984,045
TOTAL INVESTMENTS — 98.5% (Cost $505,837,544)		505,984,045
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		7,754,527
NET ASSETS — 100.0%		$513,738,572
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 30.9% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $30,000,000 or 5.8% of net assets as of September 30, 2025.
Abbreviations:
SOFR	Secured Overnight Financing Rate
PLC	Public Limited Company
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$505,984,045	$—	$505,984,045
TOTAL INVESTMENTS	$—	$505,984,045	$—	$505,984,045
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Schedule of Investments
September 30, 2025 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
September 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 98.7%
ASSET BACKED COMMERCIAL PAPER — 9.8%
Anglesea Funding LLC 4.12%, 10/1/2025 (a)	$100,000,000	$99,988,550
Anglesea Funding LLC 4.12%, 10/2/2025 (a)	100,000,000	99,977,100
Aquitaine Funding Co. LLC 4.15%, 10/1/2025 (a)	123,000,000	122,985,818
Bennington Stark Capital Co. LLC 4.34%, 11/13/2025 (a)	97,000,000	96,507,366
Chesham Finance Ltd./Chesham Finance LLC 4.10%, 10/1/2025 (a)	45,000,000	44,994,847
Chesham Finance Ltd./Chesham Finance LLC 4.12%, 10/2/2025 (a)	45,000,000	44,989,695
Collateralized Commercial Paper V Co. LLC SOFR + 0.26%, 4.39%, 2/13/2026 (b)	50,000,000	50,001,460
Concord Minutemen Capital Co. LLC 4.12%, 10/1/2025 (a)	80,000,000	79,990,840
Concord Minutemen Capital Co. LLC 4.40%, 1/26/2026 (a)	75,000,000	73,995,525
Great Bear Funding LLC 4.13%, 10/7/2025 (a)	150,000,000	149,879,250
Hqla Funding LLC SOFR + 0.45%, 4.58%, 4/24/2026 (a),(b)	120,000,000	120,009,709
Intrepid Funding Co. LLC 4.60%, 11/21/2025	90,250,000	90,286,308
Ionic Funding LLC 4.30%, 1/7/2026	143,013,000	141,395,223
Legacy Capital Co. LLC SOFR + 0.28%, 4.41%, 3/12/2026 (a),(b)	50,000,000	50,000,692
Park Avenue Collateralized Notes Co. LLC 4.48%, 1/8/2026	100,000,000	100,071,130
Park Avenue Collateralized Notes Co. LLC 4.48%, 1/9/2026	50,000,000	50,035,590
		1,415,109,103
CERTIFICATES OF DEPOSIT — 27.6%
Banco Santander SA 4.47%, 11/13/2025	55,000,000	55,016,170
Bank of America NA 4.34%, 7/8/2026	75,000,000	75,169,290
Bank of Montreal SOFR + 0.40%, 4.53%, 8/28/2026 (b)	31,000,000	31,018,470
Barclays Bank PLC SOFR + 0.25%, 4.41%, 11/19/2025 (b)	75,000,000	75,013,162
Barclays Bank PLC SOFR + 0.34%, 4.50%, 12/31/2025 (b)	90,000,000	90,047,646
Barclays Bank PLC SOFR + 0.35%, 4.51%, 10/24/2025 (b)	75,000,000	75,012,053
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Barclays Bank PLC SOFR + 0.40%, 4.56%, 12/9/2025 (b)	$100,000,000	$100,053,190
Canadian Imperial Bank of Commerce SOFR + 0.30%, 4.43%, 2/11/2026 (b)	75,000,000	75,049,140
Canadian Imperial Bank of Commerce SOFR + 0.38%, 4.51%, 12/22/2025 (b)	100,000,000	100,069,510
Citibank NA SOFR + 0.32%, 4.48%, 12/10/2025 (b)	70,250,000	70,274,580
Cooperatieve Rabobank UA 4.56%, 12/3/2025	108,000,000	108,044,420
Cooperatieve Rabobank UA 4.60%, 11/13/2025	40,000,000	40,012,900
Credit Agricole Corporate & Investment Bank SA 4.27%, 2/2/2026	40,000,000	40,035,872
Credit Agricole Corporate & Investment Bank SA SOFR + 0.22%, 4.35%, 2/2/2026 (b)	60,000,000	60,025,116
Credit Agricole Corporate & Investment Bank SA 4.45%, 11/20/2025	66,750,000	66,782,494
Credit Industriel et Commercial 4.13%, 5/14/2026	50,000,000	50,022,510
Credit Industriel et Commercial 4.35%, 7/9/2026	123,500,000	123,772,886
Credit Industriel et Commercial 4.41%, 2/17/2026	63,750,000	63,819,621
Credit Industriel et Commercial SOFR + 0.29%, 4.42%, 10/14/2025 (b)	100,000,000	100,008,590
Landesbank Baden-Wuerttemberg 4.11%, 10/1/2025	325,000,000	324,999,967
Landesbank Baden-Wuerttemberg 4.11%, 10/7/2025	195,000,000	195,000,000
Landesbank Baden-Wuerttemberg SOFR + 0.20%, 4.33%, 2/19/2026 (b)	100,000,000	100,024,560
Lloyds Bank Corporate Markets PLC 4.50%, 11/7/2025	118,000,000	118,031,329
Mizuho Bank Ltd. 4.13%, 10/2/2025	100,000,000	100,000,160
Mizuho Bank Ltd. 4.30%, 2/10/2026	100,000,000	100,052,400
Mizuho Bank Ltd. 4.45%, 10/23/2025	125,000,000	125,015,875
MUFG Bank Ltd. 4.44%, 10/28/2025	100,000,000	100,021,610
Natixis SA 4.62%, 11/6/2025	125,000,000	124,991,600
Nordea Bank Abp SOFR + 0.27%, 4.40%, 4/10/2026 (b)	100,000,000	100,039,910
Norinchukin Bank 4.12%, 10/1/2025	72,500,000	72,500,058
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Norinchukin Bank 4.13%, 10/7/2025	$200,000,000	$200,000,000
Sumitomo Mitsui Banking Corp. 4.23%, 2/17/2026	100,000,000	100,038,530
Sumitomo Mitsui Banking Corp. SOFR + 0.23%, 4.36%, 1/30/2026 (b)	51,500,000	51,513,658
Sumitomo Mitsui Banking Corp. SOFR + 0.23%, 4.36%, 2/10/2026 (b)	149,500,000	149,540,679
Sumitomo Mitsui Banking Corp. SOFR + 0.26%, 4.39%, 11/18/2025 (b)	75,000,000	75,014,430
Svenska Handelsbanken AB SOFR + 0.31%, 4.47%, 5/15/2026 (b)	33,750,000	33,766,396
Svenska Handelsbanken AB SOFR + 0.32%, 4.48%, 7/23/2026 (b)	55,000,000	55,011,770
Toronto-Dominion Bank SOFR + 0.22%, 4.38%, 2/13/2026 (b)	125,000,000	125,026,325
Toronto-Dominion Bank SOFR + 0.30%, 4.46%, 3/25/2026 (b)	87,750,000	87,794,323
Toronto-Dominion Bank 4.50%, 11/10/2025	70,000,000	70,017,703
Toronto-Dominion Bank 4.50%, 11/17/2025	70,000,000	70,020,937
Wells Fargo Bank NA SOFR + 0.27%, 4.40%, 3/3/2026 (b)	20,000,000	20,006,700
Wells Fargo Bank NA SOFR + 0.31%, 4.44%, 6/3/2026 (b)	81,000,000	81,028,326
		3,978,704,866
FINANCIAL COMPANY COMMERCIAL PAPER — 18.1%
Australia & New Zealand Banking Group Ltd. 4.39%, 11/25/2025 (a)	125,000,000	124,208,475
Australia & New Zealand Banking Group Ltd. SOFR + 0.27%, 4.40%, 1/2/2026 (a),(b)	37,000,000	37,012,121
Australia & New Zealand Banking Group Ltd. SOFR + 0.27%, 4.40%, 4/20/2026 (a),(b)	152,000,000	152,052,546
Bank of Montreal 4.21%, 1/21/2026	70,000,000	69,109,096
Bank of Nova Scotia SOFR + 0.31%, 4.44%, 2/4/2026 (a),(b)	90,500,000	90,550,191
Barclays Bank U.K. PLC 4.12%, 10/2/2025 (a)	50,000,000	49,988,550
BNG Bank NV 4.08%, 10/1/2025 (a)	150,000,000	149,982,900
BPCE SA 4.19%, 2/3/2026 (a)	175,000,000	172,552,450
BPCE SA 4.39%, 11/10/2025 (a)	100,000,000	99,531,200
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Commonwealth Bank of Australia SOFR + 0.26%, 4.39%, 1/23/2026 (a),(b)	$160,000,000	$160,053,856
Commonwealth Bank of Australia SOFR + 0.31%, 4.44%, 5/11/2026 (a),(b)	33,750,000	33,764,675
DNB Bank ASA 4.36%, 10/15/2025 (a)	25,000,000	24,957,878
DNB Bank ASA 4.39%, 11/10/2025 (a)	125,000,000	124,424,800
HSBC Bank PLC SOFR + 0.35%, 4.51%, 8/4/2026 (a),(b)	45,000,000	45,002,732
HSBC Bank PLC SOFR + 0.35%, 4.51%, 8/11/2026 (a),(b)	75,000,000	75,003,030
ING U.S. Funding LLC SOFR + 0.28%, 4.44%, 4/28/2026 (a),(b)	75,000,000	75,017,295
Lloyds Bank PLC 4.32%, 10/23/2025 (a)	128,000,000	127,663,078
Macquarie Bank Ltd. 4.25%, 4/27/2026 (a)	85,000,000	83,045,357
National Australia Bank Ltd. SOFR + 0.22%, 4.35%, 10/21/2025 (a),(b)	50,000,000	50,003,980
National Australia Bank Ltd. SOFR + 0.24%, 4.37%, 1/14/2026 (a),(b)	31,000,000	31,008,014
National Bank of Canada 4.08%, 4/29/2026 (a)	100,000,000	97,709,090
Royal Bank of Canada 4.31%, 2/2/2026 (a)	98,500,000	97,139,922
Royal Bank of Canada 4.35%, 11/6/2025 (a)	104,000,000	103,561,182
Skandinaviska Enskilda Banken AB SOFR + 0.25%, 4.41%, 3/27/2026 (a),(b)	71,500,000	71,514,171
Skandinaviska Enskilda Banken AB SOFR + 0.27%, 4.43%, 4/22/2026 (a),(b)	64,000,000	64,017,203
Skandinaviska Enskilda Banken AB SOFR + 0.35%, 4.51%, 5/8/2026 (a),(b)	33,750,000	33,774,098
Standard Chartered Bank 4.30%, 12/8/2025 (a)	42,250,000	41,913,162
Svenska Handelsbanken AB 4.39%, 11/12/2025 (a)	16,500,000	16,418,813
Svenska Handelsbanken AB SOFR + 0.25%, 4.41%, 12/8/2025 (a),(b)	130,000,000	130,036,166
Toronto-Dominion Bank 4.23%, 1/5/2026 (a)	50,000,000	49,452,985
Westpac Banking Corp. SOFR + 0.24%, 4.37%, 3/5/2026 (a),(b)	29,000,000	29,007,552
Westpac Banking Corp. SOFR + 0.27%, 4.40%, 2/4/2026 (a),(b)	100,000,000	100,045,150
		2,609,521,718
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER NOTES — 25.0%
ABN AMRO Bank NV 4.08%, 10/1/2025	$450,000,000	$450,000,000
ABN AMRO Bank NV 4.08%, 10/7/2025	175,000,000	175,000,000
Abu Dhabi Islamic Bank PJSC 4.08%, 10/1/2025	173,378,000	173,378,000
Banco Santander Central Hispano SA 4.11%, 10/3/2025	50,000,000	50,000,000
Bank of America NA 4.42%, 3/18/2026	125,000,000	125,195,103
Canadian Imperial Bank of Commerce 4.09%, 10/1/2025	150,000,000	150,000,000
ING Bank NV 4.13%, 10/1/2025	200,000,000	200,000,000
ING Bank NV 4.13%, 10/2/2025	150,000,000	150,000,000
ING Bank NV 4.13%, 10/3/2025	100,000,000	100,000,000
KBC Bank NV 4.09%, 10/1/2025	550,000,000	550,000,000
Mizuho Bank Ltd. 4.10%, 10/1/2025	305,000,000	305,000,000
National Bank of Canada 4.10%, 10/2/2025	100,000,000	100,000,000
National Bank of Canada 4.10%, 10/7/2025	150,000,000	150,000,000
Royal Bank of Canada 4.15%, 10/1/2025	275,000,000	275,000,000
Skandinaviska Enskilda Banken AB 4.08%, 10/1/2025	200,000,000	200,000,000
Svenska Handelsbanken AB 4.07%, 10/1/2025	200,000,000	200,000,000
Toyota Motor Credit Corp. SOFR + 0.30%, 4.46%, 2/24/2026 (b)	70,000,000	70,019,270
Toyota Motor Credit Corp. SOFR + 0.33%, 4.46%, 8/18/2026 (b)	83,000,000	83,014,030
Toyota Motor Credit Corp. SOFR + 0.35%, 4.51%, 12/9/2025 (b)	90,000,000	90,027,064
		3,596,633,467
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 6.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by U.S. Government Obligations, 2.500% – 6.500% due 12/01/2036 – 08/01/2055, valued at $61,200,000); expected proceeds $60,007,017 4.21%, 10/1/2025	60,000,000	60,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by a U.S. Treasury Note, 4.125% due 07/31/2031, a U.S. Treasury Strip, 0.000% due 08/15/2034 and U.S. Government Obligations, 0.000% – 8.964% due 05/25/2027 – 08/20/2065, valued at $160,182,633); expected proceeds $156,018,243 4.21%, 10/1/2025	$156,000,000	$156,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by a U.S. Treasury Note, 1.250% due 11/30/2026 and U.S. Government Obligations, 3.700% – 5.440% due 09/30/2032 – 09/25/2045, valued at $29,752,418); expected proceeds $29,172,403 4.20%, 10/1/2025	29,169,000	29,169,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by U.S. Government Obligations, 0.311% – 7.000% due 09/20/2054 – 02/20/2055, valued at $51,502,132); expected proceeds $50,005,847 4.21%, 10/1/2025	50,000,000	50,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by U.S. Government Obligations, 1.511% – 3.500% due 09/20/2051 – 06/20/2055, valued at $86,400,000); expected proceeds $80,009,333 4.20%, 10/1/2025	80,000,000	80,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by U.S. Government Obligations, 2.000% – 7.000% due 04/01/2031 – 03/01/2060, valued at $576,300,001); expected proceeds $565,066,072 4.21%, 10/1/2025	565,000,000	565,000,000
		940,169,000
TREASURY REPURCHASE AGREEMENTS — 3.0%
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by a U.S. Treasury Note, 0.750% due 01/31/2028, valued at $255,000,041); expected proceeds $250,029,167 4.20%, 10/1/2025	250,000,000	250,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by a U.S. Treasury Note, 2.625% due 07/31/2029, valued at $153,000,065); expected proceeds $150,017,500 4.20%, 10/1/2025	150,000,000	150,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by U.S. Treasury Bonds, 3.125% – 4.250% due 02/15/2042 – 02/15/2054, valued at $25,500,023); expected proceeds $25,002,917 4.20%, 10/1/2025	25,000,000	25,000,000
		425,000,000
OTHER REPURCHASE AGREEMENTS — 8.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 08/22/2025 (collateralized by a Corporate Bond, 6.600% due 04/08/2037 and various Common Stocks, valued at $43,200,002); expected proceeds $40,459,044 4.54%, 11/21/2025 (c)	40,000,000	40,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by various Common Stocks, valued at $54,000,001); expected proceeds $50,748,333 4.49%, 1/28/2026 (c)	50,000,000	50,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/10/2025 (collateralized by a Corporate Bond, 5.050% due 03/15/2042 and various Common Stocks, valued at $108,916,498); expected proceeds $102,414,444 4.24%, 10/1/2025	$100,000,000	$100,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/19/2025 (collateralized by various Corporate Bonds, 3.000% – 6.650% due 06/15/2031 – 12/31/2079, valued at $46,440,903); expected proceeds $43,465,475 4.33%, 12/18/2025 (c)	43,000,000	43,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by various Corporate Bonds, 1.200% – 8.175% due 11/13/2025 – 01/01/2099, valued at $120,885,924); expected proceeds $113,013,214 4.21%, 10/1/2025	113,000,000	113,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/12/2025 (collateralized by various Corporate Bonds, 0.000% – 5.000% due 10/15/2025 – 09/30/2053, valued at $55,000,339); expected proceeds $50,742,097 4.49%, 1/9/2026 (c)	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/19/2025 (collateralized by various Corporate Bonds, 0.000% – 5.000% due 12/15/2027 – 10/01/2029, valued at $55,002,779); expected proceeds $50,555,000 4.44%, 12/18/2025 (c)	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/04/2025 (collateralized by various Corporate Bonds, 0.375% – 3.369% due 01/15/2027 – 09/15/2030, valued at $95,450,006); expected proceeds $84,217,333 4.40%, 1/2/2026 (c)	83,000,000	83,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/12/2025 (collateralized by various Corporate Bonds, 0.000% – 2.750% due 11/01/2025 – 09/15/2032, valued at $120,750,683); expected proceeds $106,558,404 4.49%, 1/9/2026 (c)	105,000,000	105,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/19/2025 (collateralized by various Corporate Bonds, 3.701% – 7.125% due 01/24/2029 – 09/01/2112, valued at $52,500,183); expected proceeds $50,725,569 4.39%, 1/16/2026 (c)	50,000,000	50,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/24/2025 (collateralized by various Corporate Bonds, 1.400% – 12.750% due 11/13/2025 – 01/01/2099, valued at $58,053,934); expected proceeds $51,041,154 4.15%, 10/1/2025	51,000,000	51,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by various Common Stocks, valued at $74,520,005); expected proceeds $69,343,409 4.37%, 11/10/2025 (c)	69,000,000	69,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by various Corporate Bonds, 1.431% – 12.750% due 10/01/2026 – 01/01/2099, valued at $143,211,410); expected proceeds $130,104,903 4.15%, 10/7/2025	130,000,000	130,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by various Corporate Bonds, 2.239% – 11.500% due 03/06/2026 – 01/01/2099, valued at $187,067,199); expected proceeds $170,019,597 4.15%, 10/1/2025	170,000,000	170,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2025 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2025 (collateralized by various Corporate Bonds, 4.000% – 7.169% due 03/06/2026 – 03/01/2078, valued at $177,120,934); expected proceeds $154,017,796 4.16%, 10/1/2025	$154,000,000	$154,000,000
		1,258,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,220,281,566)		14,223,138,154
TOTAL INVESTMENTS — 98.7% (Cost $14,220,281,566)		14,223,138,154
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		188,027,861
NET ASSETS — 100.0%		$14,411,166,015
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.5% of net assets as of September 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $540,000,000 or 3.7% of net assets as of September 30, 2025.
Abbreviations:
SOFR	Secured Overnight Financing Rate
PLC	Public Limited Company
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$14,223,138,154	$—	$14,223,138,154
TOTAL INVESTMENTS	$—	$14,223,138,154	$—	$14,223,138,154
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Schedule of Investments
September 30, 2025 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.